-----------------
GLOBAL SMALL CAP
-----------------

Alliance Global
Small Cap Fund

Semi-Annual Report
January 31, 2002

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
March 21, 2002

Dear Shareholder:

This report provides the performance and market activity for Alliance Global Small Cap Fund (the "Fund") for the semi-annual reporting period ended January 31, 2002.

Investment Objectives and Policies

This open-end fund seeks long-term growth of capital. It invests principally in a global portfolio of equity securities issued by selected companies with relatively small market capitalizations.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) World Index, and its peer group, the Lipper Global Small Company Funds Average, for the six- and 12-month periods ended January 31, 2002.

INVESTMENT RESULTS*
Periods Ended January 31, 2002

                                                             -------------------
                                                                Total Returns
                                                             -------------------
                                                             6 Months  12 Months
--------------------------------------------------------------------------------
Alliance Global Small Cap Fund
  Class A                                                     -10.76%    -29.54%
--------------------------------------------------------------------------------
  Class B                                                     -11.11%    -30.26%
--------------------------------------------------------------------------------
  Class C                                                     -11.08%    -30.20%
--------------------------------------------------------------------------------
MSCI World Index                                               -8.48%    -20.58%
--------------------------------------------------------------------------------
Lipper Global Small Company Funds Average                      -6.10%    -19.29%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

      The unmanaged MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 countries. The Lipper Global Small Company Funds Average reflects the performance of 43 funds and 40 funds for the six- and 12-month periods, respectively. These funds have generally similar investment objectives to the Fund, although investment policies for the various funds may differ. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Global Small Cap Fund.

      Additional investment results appear on pages 5-8.

Over the six- and 12-month periods ended January 31, 2002, the Fund's Class A shares declined 10.76% and 29.54%, respectively. The Fund's negative investment returns were a result of several factors, but principally the dramatic slowdown in global economic growth that led to a marked deterioration in corporate profitability and a contraction in investment spending.


--------------------------------------------------------------------------------
                                              ALLIANCE GLOBAL SMALL CAP FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

In this environment, there has been a strong preference for value stocks over growth stocks. Given the growth orientation of the Fund, this environment proved particularly challenging for the management team.

Regional asset allocation during the period had only minimal impact on relative performance as portfolio positions were relatively inline with those of the benchmark, the MSCI World Index.

Investment Review

Throughout much of the six- and 12-month periods, deteriorating fundamentals across most major sectors of the U.S. economy pressured corporate profits and, in turn, stock prices. Just as some companies were beginning to see early signs of stabilizing fundamentals, the events of September 11 delivered another blow, driving earnings estimates even lower. However, global small-cap stocks rallied by the end of the Fund's fiscal period from the September 21 lows as liquidity injections by the Bank of Japan and rapid rate reductions by the European Central Bank, Bank of England and the U.S. Federal Reserve played a major part in supporting equity markets.

Towards the end of the review period, smaller-cap stocks were globally impacted by the markets' increased concerns surrounding accountancy issues following Enron's insolvency and, as a result, the asset class witnessed some additional downward pressure.

Stock selection during the six-month period was strong within the consumer and commercial services sector of the Fund. Of note, two of the Fund's more defensively positioned stocks, education provider Career Education and food distributor Performance Food Group, both contributed positively to the Fund's performance. Additionally, shares of direct reseller CDW Computer Centers and industrial distributor MSC Industrial performed well as investors began seeking out early beneficiaries of improving economic activity.

As a direct result of the September terrorist attacks, a number of the Fund's transportation holdings performed poorly, Zurich Airport in particular was a notable detractor to the Fund's investment results as its major customer, Swiss Air, was forced into bankruptcy. Easyjet, a market leading European low cost airline, managed to buck the sector trend and maintained strong operational performance and positive equity price momentum.

Several portfolio stocks performed well in the wake of September 11. In particular, the Fund benefited from investments in Aeroflex, Inc., a provider of


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2 o ALLIANCE GLOBAL SMALL CAP FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

integrated circuits to a diverse group of customers, including the U.S. Department of Defense and L-3 Communications, a defense electronics manufacturer.

During the review period, stock selection was disappointing in the health care portion of the Fund, despite excellent performance from one of the Fund's larger positions, Altana, a beneficiary of positive earnings revisions on the back of strong sales from its key drug Protonix. By far the biggest disappointment was Matrix Pharmaceutical, which lost more than 80% of its value following an unfavorable ruling from the Food and Drug Administration. CIMA Labs and Noven Pharmaceutical both declined sharply during the period as guidance for both companies was significantly lowered following the release of September quarter-end results.

Hurt by a sharp sell-off in the overall alternative telecommunications network sector, the Fund's investments in several telecommunications services companies, including GT Group Telecom and Rural Cellular in the U.S. and Energis, UPC and Primacom in Europe, also negatively impacted both absolute and relative returns.

Outlook

While smaller company equity valuations have started to discount an economic recovery, we believe that, if economic activity does resume its growth path, there is the potential for higher corporate profitability and a marked re-rating of equity valuations. Although business conditions remain challenging, recent macroeconomic data releases and company inputs suggest that a year's worth of aggressive monetary easing has produced initial signs of stabilizing fundamentals. Certainly, corporate earnings guidance appears to have reached an inflection point, and there has been a noteworthy reduction in downward revisions as companies have streamlined business plans. Should a global economic recovery develop as 2002 progresses, the Fund is likely to profit as small-cap growth stocks have historically been disproportionate beneficiaries of low interest rates and accelerating economic activity.

The Fund's portfolio management team remains confident that the Fund is well positioned to weather the current economic environment, and will likewise perform well as conditions improve. Attractive opportunities have been identified across all major sectors of the small-cap market, and stock selection decisions continue to be driven by the portfolio management team's bottom-up approach, with a continued emphasis on growth-oriented companies.


--------------------------------------------------------------------------------
                                              ALLIANCE GLOBAL SMALL CAP FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

Thank you for your interest and investment in Alliance Global Small Cap Fund. We look forward to reporting to you again on market activity and the Fund's investment results in the upcoming periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Bruce K. Aronow

Bruce K. Aronow
Vice President


/s/ Mark H. Breedon

Mark H. Breedon
Vice President

[PHOTO]     John D. Carifa

[PHOTO]     Bruce K. Aronow

[PHOTO]     Mark H. Breedon

Bruce K. Aronow and Mark H. Breedon, Portfolio Managers, have over 37 combined years of investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCE GLOBAL SMALL CAP FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GLOBAL SMALL CAP FUND
GROWTH OF A $10,000 INVESTMENT
1/31/92 TO 1/31/02

[The following table was depicted as a mountain chart in the printed material.]

                                             Lipper
                         Alliance          Global Small
                      Global Small Cap     Company Funds           MSCI
                          Fund                Average           World Index
--------------------------------------------------------------------------------
    $33,634               $9,576              $10,000              $10,000
    $34,000               $9,016              $10,151               $9,746
    $34,365              $10,996              $13,333              $12,749
    $34,730               $9,794              $11,901              $12,439
    $35,095              $13,028              $15,289              $15,597
    $35,461              $15,632              $17,882              $17,675
    $35,826              $16,941              $18,990              $20,864
    $36,191              $17,322              $19,639              $25,885
    $36,556              $24,760              $29,267              $29,930
    $36,922              $21,121              $26,498              $28,181
    $37,287              $14,882              $20,592              $22,380


MSCI World Index: $22,380
Lipper Global Small Company Funds Average: $20,592
Alliance Global Small Cap Fund Class A: $14,882

This chart illustrates the total value of an assumed $10,000 investment in Alliance Global Small Cap Fund Class A shares (from 1/31/92 to 1/31/02) as compared to the performance of an appropriate broad-based index and the Lipper Global Small Company Funds Average. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 countries.

The Lipper Global Small Company Funds Average reflects the performance of 6 funds (based on the number of funds in the average from 1/31/92 to 1/31/02). These funds have generally similar investment objectives to Alliance Global Small Cap Fund, although the investment policies of some funds included in the average may vary.

When comparing Alliance Global Small Cap Fund to the index and average shown above, you should note that no charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses. An investor cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including Alliance Global Small Cap Fund.


--------------------------------------------------------------------------------
                                              ALLIANCE GLOBAL SMALL CAP FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GLOBAL SMALL CAP FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 1/31

                              [BAR CHART OMITTED]

           Alliance Global Small Cap Fund--Yearly Periods Ended 1/31
--------------------------------------------------------------------------------
                             Alliance Global                MSCI
                             Small Cap Fund              World Index
--------------------------------------------------------------------------------
      1/31/93                     -5.85%                    -2.54%
      1/31/94                     21.97%                    30.81%
      1/31/95                    -10.94%                    -2.43%
      1/31/96                     33.02%                    25.39%
      1/31/97                     19.99%                    13.32%
      1/31/98                      8.37%                    18.04%
      1/31/99                      2.25%                    24.07%
      1/31/00                     42.94%                    15.63%
      1/31/01                    -14.70%                    -5.80%
      1/31/02                    -29.54%                   -20.58%

Past performance in no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B, Class C and Advisor Class shares will vary due to different expenses charged to these classes. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 countries. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Global Small Cap Fund.


--------------------------------------------------------------------------------
6 o ALLIANCE GLOBAL SMALL CAP FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
January 31, 2002 (unaudited)

INCEPTION DATES               PORTFOLIO STATISTICS

Class A Shares                Net Assets ($mil): $98.6
9/29/66                       Median Market Capitalization ($mil): $1,842
Class B Shares
9/17/90
Class C Shares
5/3/93

SECTOR BREAKDOWN

24.7%    Technology
22.8%    Consumer Services                      [PIE CHART]
16.8%    Health Care
11.0%    Finance
 5.9%    Capital Goods
 4.7%    Energy
 3.1%    Basic Industry
 3.0%    Aerospace & Defense
 2.2%    Transportation
 1.9%    Consumer Staples
 0.9%    Utilities

 3.0%    Short-Term Investments

REGIONAL BREAKDOWN

 52.4%    The Americas
 29.7%    Europe                                [PIE CHART]
 14.2%    Asia/Pacific
  0.7%    Middle East/Africa

  3.0%    Short-Term Investments

All data as of January 31, 2002. The Fund's sector and regional breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                              ALLIANCE GLOBAL SMALL CAP FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
               1 Year                    -29.54%                   -32.53%
              5 Years                     -0.98%                    -1.83%
             10 Years                      4.51%                     4.06%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
               1 Year                    -30.26%                   -33.05%
              5 Years                     -1.72%                    -1.72%
          10 Years(a)                      3.90%                     3.90%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
               1 Year                    -30.20%                   -30.89%
              5 Years                     -1.72%                    -1.72%
      Since Inception*                     5.03%                     5.03%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2001)

                                      Class A           Class B         Class C
--------------------------------------------------------------------------------
               1 Year                 -28.28%           -28.69%         -26.51%
              5 Years                  -0.72%            -0.60%          -0.62%
             10 Years                   4.79%             4.63%(a)        5.45%*

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investing in the stocks of small companies may provide the potential for greater returns, but is generally more volatile and the loss of principal may be greater, than funds investing in stocks of larger, more established companies. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Since Inception: 5/3/93, Class C shares.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
8 o ALLIANCE GLOBAL SMALL CAP FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
January 31, 2002 (unaudited)

                                                                      Percent of
Company                                  Country    U.S. $ Value      Net Assets
--------------------------------------------------------------------------------
Business Objects, SA
   (Common and ADR)                       France    $  1,651,197            1.7%
--------------------------------------------------------------------------------
Altana AG                                Germany       1,356,906            1.4
--------------------------------------------------------------------------------
Hoya Corp.                                 Japan       1,319,187            1.4
--------------------------------------------------------------------------------
Bank of Fukuoka, Ltd.                      Japan       1,211,210            1.3
--------------------------------------------------------------------------------
Kose Corp.                                 Japan       1,133,097            1.2
--------------------------------------------------------------------------------
Lattice Group Plc                 United Kingdom       1,117,835            1.1
--------------------------------------------------------------------------------
CDW Computer Centers, Inc.         United States       1,079,910            1.0
--------------------------------------------------------------------------------
Tod's SpA                                  Italy       1,029,304            1.0
--------------------------------------------------------------------------------
Wella AG pfd                             Germany       1,026,623            1.0
--------------------------------------------------------------------------------
Sampo-Leonia Insurance                   Finland       1,018,189            1.0
--------------------------------------------------------------------------------
                                                    $ 11,943,458           12.1%

MAJOR PORTFOLIO CHANGES
Six Months Ended January 31, 2002 (unaudited)

                                   ---------------------------------------------
                                                       Shares
                                   ---------------------------------------------
                                                                       Holdings
Purchases                                Country        Bought          1/31/02
--------------------------------------------------------------------------------
Alliant Techsystems, Inc.          United States         9,900            9,900
--------------------------------------------------------------------------------
Atos Origin, SA                           France        12,960           12,960
--------------------------------------------------------------------------------
Business Objects, SA                      France        30,900           30,900
--------------------------------------------------------------------------------
Converium Holding AG                 Switzerland        20,000           20,000
--------------------------------------------------------------------------------
CryoLife, Inc.                     United States        19,100           19,100
--------------------------------------------------------------------------------
Integrated Circuit Systems,
   Inc.                            United States        28,600           28,600
--------------------------------------------------------------------------------
Sankyo Company, Ltd.                       Japan        38,000           38,000
--------------------------------------------------------------------------------
Southwest Bancorporation of
   Texas, Inc.                     United States        22,900           22,900
--------------------------------------------------------------------------------
Tod's SpA                                  Italy        24,800           24,800
--------------------------------------------------------------------------------
Wella AG pfd                             Germany        20,960           20,960
--------------------------------------------------------------------------------

                                                                       Holdings
Sales                                    Country          Sold          1/31/02
--------------------------------------------------------------------------------
Affiliated Computer Services,
   Inc. Cl.A                       United States        10,300               -0-
--------------------------------------------------------------------------------
Banyu Pharmaceutical Co.,
   Ltd.                                    Japan        83,000               -0-
--------------------------------------------------------------------------------
CIMA Labs, Inc.                    United States        22,700               -0-
--------------------------------------------------------------------------------
EMTS Technologie AG                  Switzerland        24,600               -0-
--------------------------------------------------------------------------------
Everest Re Group, Ltd.             United States        14,300               -0-
--------------------------------------------------------------------------------
Intersil Holding Corp. CI.A        United States        25,600               -0-
--------------------------------------------------------------------------------
ISS A/S                                  Denmark        15,600               -0-
--------------------------------------------------------------------------------
Kobenhavns Lufthaven A/S
   (Copenhagen Airports A/S)             Denmark        16,500               -0-
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.       United States        14,000               -0-
--------------------------------------------------------------------------------
Sogecable, SA                              Spain        55,100           38,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              ALLIANCE GLOBAL SMALL CAP FUND o 9

----------------------------
TEN LARGEST COUNTRY HOLDINGS
----------------------------

TEN LARGEST COUNTRY HOLDINGS
January 31, 2002 (unaudited)

                                                                      Percent of
Country                                        U.S. $ Value           Net Assets
--------------------------------------------------------------------------------
United States                                 $  54,526,424                55.3%
--------------------------------------------------------------------------------
Japan                                            10,014,619                10.2
--------------------------------------------------------------------------------
United Kingdom                                    6,422,431                 6.5
--------------------------------------------------------------------------------
Germany                                           4,232,417                 4.3
--------------------------------------------------------------------------------
France                                            3,057,268                 3.1
--------------------------------------------------------------------------------
Spain                                             2,770,426                 2.8
--------------------------------------------------------------------------------
Netherlands                                       2,456,016                 2.5
--------------------------------------------------------------------------------
Ireland                                           2,169,695                 2.2
--------------------------------------------------------------------------------
Hong Kong                                         2,024,002                 2.0
--------------------------------------------------------------------------------
Switzerland                                       2,019,664                 2.0
--------------------------------------------------------------------------------
                                              $  89,692,962                90.9%

SECTOR DIVERSIFICATION
January 31, 2002 (unaudited)
                                                                      Percent of
                                               U.S. $ Value           Net Assets
--------------------------------------------------------------------------------
Basic Industry                                $   3,176,064                 3.2%
--------------------------------------------------------------------------------
Capital Goods                                     5,906,872                 6.0
--------------------------------------------------------------------------------
Consumer Manufacturing                            1,661,569                 1.7
--------------------------------------------------------------------------------
Consumer Services                                22,702,905                23.0
--------------------------------------------------------------------------------
Consumer Staples                                  1,900,917                 1.9
--------------------------------------------------------------------------------
Energy                                            4,685,510                 4.8
--------------------------------------------------------------------------------
Finance                                          10,916,783                11.1
--------------------------------------------------------------------------------
Healthcare                                       16,727,236                17.0
--------------------------------------------------------------------------------
Technology                                       24,612,764                24.9
--------------------------------------------------------------------------------
Transportation                                    2,175,555                 2.2
--------------------------------------------------------------------------------
Utilities                                           922,668                 0.9
--------------------------------------------------------------------------------
Total Investments*                               95,388,843                96.7
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities          3,237,858                 3.3
--------------------------------------------------------------------------------
Net Assets                                    $  98,626,701               100.0%
--------------------------------------------------------------------------------

*     Excludes short-term obligations.


--------------------------------------------------------------------------------
10 o ALLIANCE GLOBAL SMALL CAP FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
January 31, 2002 (unaudited)

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Common & Preferred Stocks-96.7%

United States Investments-52.3%

Technology-15.3%
Communication Equipment-0.4%
Polycom, Inc.(a) ...................................        11,300   $   395,274
                                                                     -----------
Contract Manufacturing-1.3%
DDI Corp.(a) .......................................        40,300       435,240
Plexus Corp.(a) ....................................        13,900       338,465
Semtech Corp.(a) ...................................        14,200       491,462
                                                                     -----------
                                                                       1,265,167
                                                                     -----------
Internet Infrastructure-0.1%
Internet Security Systems, Inc.(a) .................         1,800        73,656
                                                                     -----------

Networking Software-0.2%
Stratos Lightwave, Inc.(a) .........................        34,900       186,715
                                                                     -----------

Semi-Conductor Capital Equipment-1.0%
Lam Research Corp.(a) ..............................        19,800       460,548
Varian Semiconductor Equipment
   Associates, Inc.(a) .............................        13,600       529,720
                                                                     -----------
                                                                         990,268
                                                                     -----------
Semi-Conductor Components-4.9%
ANADIGICS, Inc(a) ..................................        27,300       371,280
Brooks Automation, Inc.(a) .........................        12,500       611,625
Conexant Systems, Inc.(a) ..........................        30,500       397,720
Cypress Semiconductor Corp.(a) .....................        26,800       583,168
Elantec Semiconductor, Inc.(a) .....................        13,100       534,349
GlobespanVirata, Inc.(a) ...........................        33,128       537,999
Integrated Circuit Systems, Inc.(a) ................        28,600       690,690
Micrel, Inc.(a) ....................................        15,900       375,240
Microchip Technology, Inc.(a) ......................        18,800       708,572
                                                                     -----------
                                                                       4,810,643
                                                                     -----------
Software-4.1%
Actuate Corp.(a) ...................................        57,600       380,160
Electronic Arts, Inc.(a) ...........................        14,300       758,901
F5 Networks, Inc.(a) ...............................        11,600       271,208
Informatica Corp.(a) ...............................        41,500       524,975
MatrixOne, Inc.(a) .................................        29,900       440,427
Mercury Interactive Corp.(a) .......................         7,700       293,370
NetIQ Corp.(a) .....................................        17,700       531,000
Quest Software, Inc.(a) ............................        25,900       617,197
Vignette Corp.(a) ..................................        64,100       238,452
                                                                     -----------
                                                                       4,055,690
                                                                     -----------


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous-3.3%
Aeroflex, Inc.(a) ..................................        40,200   $   690,636
Amphenol Corp. Cl.A(a) .............................        14,000       644,000
Exar Corp.(a) ......................................        29,600       695,600
Plantronics, Inc.(a) ...............................        11,300       256,962
Power-One, Inc.(a) .................................        26,200       260,166
Tektronix, Inc.(a) .................................        29,800       729,504
                                                                     -----------
                                                                       3,276,868
                                                                     -----------
                                                                      15,054,281
                                                                     -----------
Health Care-12.0%
Biotechnology-3.3%
Affymetrix, Inc.(a) ................................           300         8,445
Charles River Laboratories International, Inc.(a) ..        15,600       476,580
CV Therapeutics, Inc.(a) ...........................        10,600       453,044
deCode GENETICS, Inc.(a) ...........................        44,000       391,600
Gilead Sciences, Inc.(a) ...........................         1,900       124,279
OSI Pharmaceuticals, Inc.(a) .......................         9,000       360,810
Protein Design Labs, Inc.(a) .......................         6,100       135,786
The Medicines Co.(a) ...............................        32,200       356,132
Transkaryotic Therapies, Inc.(a) ...................        10,600       411,810
Trimeris, Inc.(a) ..................................         7,100       256,310
United Therapeutics Corp.(a) .......................        28,200       278,052
                                                                     -----------
                                                                       3,252,848
                                                                     -----------
Drugs-2.3%
American Pharmaceutical Partners, Inc.(a) ..........         4,400        67,804
AmerisourceBergen Corp. ............................         4,773       308,956
ICN Pharmaceuticals, Inc. ..........................        22,700       726,854
InterMune, Inc.(a) .................................        11,100       471,750
SICOR, Inc.(a) .....................................        45,600       715,920
                                                                     -----------
                                                                       2,291,284
                                                                     -----------
Medical Products-3.8%
American Medical Systems Holdings, Inc.(a) .........        12,300       254,364
Bruker AXS, Inc.(a) ................................        23,600       168,504
CryoLife, Inc.(a) ..................................        19,100       532,699
Cytyc Corp.(a) .....................................        27,300       619,983
DUSA Pharmaceuticals, Inc.(a) ......................        14,500        67,135
Fisher Scientific International, Inc.(a) ...........        21,200       579,820
INAMED Corp.(a) ....................................        17,100       547,371
Integra LifeSciences Holdings(a) ...................        18,000       558,180
OraSure Technologies, Inc.(a) ......................        25,600       145,444
Therasense, Inc.(a) ................................        10,300       229,690
                                                                     -----------
                                                                       3,703,190
                                                                     -----------
Medical Services-1.8%
AMN Healthcare Services, Inc.(a) ...................        10,400       243,360
Community Health Systems, Inc.(a) ..................         9,500       223,155
Priority Healthcare Corp. Cl.B(a) ..................        27,900       819,981
Universal Health Services, Inc. Cl.B(a) ............        12,600       527,310
                                                                     -----------
                                                                       1,813,806
                                                                     -----------


--------------------------------------------------------------------------------
12 o ALLIANCE GLOBAL SMALL CAP FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous-0.8%
HealthExtras, Inc.(a) ..............................        35,700   $   224,910
Stericycle, Inc.(a) ................................         9,900       564,300
                                                                     -----------
                                                                         789,210
                                                                     -----------
                                                                      11,850,338
                                                                     -----------
Consumer Services-9.8%
Advertising-0.4%
Getty Images, Inc.(a) ..............................        18,400       373,152
                                                                     -----------

Broadcasting & Cable-1.4%
Hispanic Broadcasting Corp.(a) .....................        12,700       298,958
Mediacom Communications Corp. Cl.A(a) ..............        35,200       632,192
ValueVision International, Inc. Cl.A(a) ............        26,500       498,730
                                                                     -----------
                                                                       1,429,880
                                                                     -----------
Entertainment & Leisure-0.5%
THQ, Inc.(a) .......................................        10,900       490,936
                                                                     -----------

Printing & Publishing-0.8%
Barnes & Noble, Inc.(a) ............................        22,100       769,301
                                                                     -----------

Retail-General Merchandise-2.5%
CDW Computer Centers, Inc.(a) ......................        19,500     1,079,910
MSC Industrial Direct Co., Inc. Cl.A(a) ............        36,000       721,440
Rent-A-Center, Inc.(a) .............................         6,600       248,292
Ultimate Electronics, Inc.(a) ......................        13,800       398,958
                                                                     -----------
                                                                       2,448,600
                                                                     -----------
Miscellaneous-4.2%
Career Education Corp.(a) ..........................        15,100       498,300
Copart, Inc.(a) ....................................        28,800       650,880
Edison Schools, Inc. Cl.A(a) .......................        33,400       556,110
Iron Mountain, Inc.(a) .............................        26,550       850,927
ScanSource, Inc.(a) ................................        11,300       600,595
SmartForce Public, Ltd., Co.(a) ....................        17,900       312,534
West Corp.(a) ......................................        29,000       725,870
                                                                     -----------
                                                                       4,195,216
                                                                     -----------
                                                                       9,707,085
                                                                     -----------
Finance-5.3%
Banking-Money Center-0.6%
Commerce Bancorp, Inc. .............................        13,800       562,350
                                                                     -----------

Brokerage & Money Management-1.7%
A.G. Edwards, Inc. .................................         7,600       323,076
Affiliated Managers Group, Inc.(a) .................         4,900       337,022
BlackRock, Inc. Cl.A(a) ............................         8,000       344,000
Southwest Bancorporation of Texas, Inc.(a) .........        22,900       660,207
                                                                     -----------
                                                                       1,664,305
                                                                     -----------


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Insurance-1.0%
Arthur J. Gallagher & Co. ..........................        10,500   $   346,500
Reinsurance Group of America, Inc. .................        11,600       331,992
RenaissanceRe Holdings, Ltd. .......................         3,100       301,475
                                                                     -----------
                                                                         979,967
                                                                     -----------
Miscellaneous-2.0%
AmeriCredit Corp.(a) ...............................        14,700       327,810
InterCept, Inc.(a) .................................        11,800       509,878
Investors Financial Services Corp. .................         7,200       501,120
Radian Group, Inc. .................................        14,300       642,070
                                                                     -----------
                                                                       1,980,878
                                                                     -----------
                                                                       5,187,500
                                                                     -----------
Capital Goods-2.7%
Electrical Equipment-1.9%
Alliant Techsystems, Inc.(a) .......................         9,900       881,100
L-3 Communications Holdings, Inc.(a) ...............         6,100       625,372
United Defense Industries, Inc.(a) .................        13,800       345,000
                                                                     -----------
                                                                       1,851,472
                                                                     -----------
Machinery-0.5%
Cooper Cameron Corp.(a) ............................        12,200       518,866
                                                                     -----------

Pollution Control-0.3%
Tetra Tech, Inc.(a) ................................        19,725       336,706
                                                                     -----------
                                                                       2,707,044
                                                                     -----------
Basic Industry-2.5%
Chemicals-0.8%
Georgia Gulf Corp. .................................        18,500       368,150
OM Group, Inc. .....................................         6,000       401,400
                                                                     -----------
                                                                         769,550
                                                                     -----------
Paper & Forest Products-1.4%
Boise Cascade Corp. ................................         9,900       352,440
Bowater, Inc. ......................................         7,100       340,374
Pactiv Corp.(a) ....................................        37,100       667,800
                                                                     -----------
                                                                       1,360,614
                                                                     -----------
Miscellaneous-0.3%
Clayton Homes, Inc. ................................        17,400       292,320
                                                                     -----------
                                                                       2,422,484
                                                                     -----------
Energy-2.4%
Domestic Producers-1.4%
Kerr-McGee Corp. ...................................         8,700       460,665
Newfield Exploration Co.(a) ........................        16,500       529,485
Pogo Producing Co. .................................        14,000       356,440
                                                                     -----------
                                                                       1,346,590
                                                                     -----------


--------------------------------------------------------------------------------
14 o ALLIANCE GLOBAL SMALL CAP FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Oil Service-1.0%
Spinnaker Exploration Co.(a) .......................        14,100   $   521,418
W-H Energy Services, Inc.(a) .......................        29,300       524,763
                                                                     -----------
                                                                       1,046,181
                                                                     -----------
                                                                       2,392,771
                                                                     -----------
Transportation-0.9%
Air Freight-0.9%
C.H. Robinson Worldwide, Inc. ......................        15,400       477,862
Expeditors International of Washington, Inc. .......         6,800       411,876
                                                                     -----------
                                                                         889,738
                                                                     -----------
Consumer Staples-0.8%
Food-0.8%
Performance Food Group Co.(a) ......................        20,100       767,820
                                                                     -----------

Utilities-0.6%
Electric & Gas Utility-0.5%
NRG Energy, Inc. ...................................        34,600       387,174
Orion Power Holdings, Inc.(a) ......................         3,200        85,120
                                                                     -----------
                                                                         472,294
                                                                     -----------
Miscellaneous-0.1%
Rural Cellular Corp. Cl.A(a) .......................         9,300        96,069
                                                                     -----------
                                                                         568,363
                                                                     -----------
Total United States Investments
   (cost $54,314,167) ..............................                  51,547,424
                                                                     -----------

Foreign Investments-44.4%
Austria-0.6%
Schoeller-Bleckmann Oilfield Equipment AG ..........        85,000       595,280
                                                                     -----------

Czech Republic-0.5%
Komercni Banka AS(a) ...............................        15,800       542,992
                                                                     -----------

Denmark-0.2%
NEG Micon A/S(a) ...................................         8,650       190,122
                                                                     -----------

Finland-1.8%
Sampo-Leonia Insurance .............................       130,640     1,018,189
TietoEnator Oyj ....................................        30,800       719,887
                                                                     -----------
                                                                       1,738,076
                                                                     -----------
France-3.1%
Atos Origin, SA(a) .................................        12,960       955,514
Business Objects, SA(a) ............................        30,900     1,228,047
Business Objects, SA (ADR)(a) ......................        10,500       423,150
Scor, SA ...........................................        15,300       450,557
                                                                     -----------
                                                                       3,057,268
                                                                     -----------


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 15

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Germany-4.3%
Altana AG ..........................................        27,133   $ 1,356,906
Direkt Anlage Bank AG ..............................        23,300       268,891
Fraport AG(a) ......................................        31,326       756,408
Nordex AG ..........................................        90,000       570,747
Primacom AG (ADR)(a) ...............................        92,529       252,842
Wella AG pfd .......................................        20,960     1,026,623
                                                                     -----------
                                                                       4,232,417
                                                                     -----------
Hong Kong-2.1%
Johnson Electric Holdings, Ltd. ....................       540,500       609,842
Li & Fung, Ltd. ....................................       378,000       489,499
Television Broadcasting, Ltd. ......................       214,000       924,661
                                                                     -----------
                                                                       2,024,002
                                                                     -----------
Ireland-2.2%
CRH Plc ............................................        54,480       833,301
Iona Technologies Plc (ADR)(a) .....................        44,000       897,644
Riverdeep Group Plc (ADR)(a) .......................        25,000       438,750
                                                                     -----------
                                                                       2,169,695
                                                                     -----------
Israel-0.4%
Taro Pharmaceutical Industries, Ltd.(a) ............        12,900       418,218
                                                                     -----------

Italy-1.0%
Tod's SpA ..........................................        24,800     1,029,304
                                                                     -----------

Japan-10.2%
Bank of Fukuoka, Ltd. ..............................       407,000     1,211,210
Fujisawa Pharmaceutical Co., Ltd. ..................        26,000       516,801
Hoya Corp. .........................................        23,000     1,319,187
Kose Corp. .........................................        42,200     1,133,097
Matsui Securities Co., Ltd.(a) .....................        25,500       285,288
Net One Systems Co., Ltd. ..........................            90       865,933
Nippon Broadcasting System .........................         8,000       223,756
Nippon System Development Co., Ltd. ................        12,000       380,384
Nippon Television Network Corp. ....................         1,100       212,411
Olympus Optical Co., Ltd. ..........................        31,000       427,283
Pioneer Corp. ......................................        18,000       395,376
Sankyo Co., Ltd. ...................................        33,500       904,494
Sankyo Company Ltd. ................................        38,000       565,713
Shionogi & Co., Ltd. ...............................        52,000       736,901
Suzuki Motor Corp. .................................        40,000       432,892
Yamaha Corp. .......................................        56,000       403,893
                                                                     -----------
                                                                      10,014,619
                                                                     -----------
Netherlands-2.5%
DSM NV .............................................        20,114       753,581
IHC Caland NV ......................................        12,600       604,157
Libertel NV(a) .....................................        81,300       698,611
OpenTV Corp. Cl.A(a) ...............................        60,600       372,690
United Pan-Europe Communications NV(a) .............        80,500        26,977
                                                                     -----------
                                                                       2,456,016
                                                                     -----------


--------------------------------------------------------------------------------
16 o ALLIANCE GLOBAL SMALL CAP FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Singapore-0.3%
City Developments, Ltd. ............................        76,000   $   291,838
                                                                     -----------

South Africa-0.3%
M-Cell, Ltd. .......................................       232,958       282,404
                                                                     -----------

South Korea-1.1%
Samsung SDI Co., Ltd. ..............................         7,300       301,054
SK Telecom Co., Ltd. (ADR) .........................        36,700       804,464
                                                                     -----------
                                                                       1,105,518
                                                                     -----------
Spain-2.8%
Aldeasa, SA ........................................        63,000     1,011,258
Promotora de Informaciones, SA .....................        39,900       365,147
Sogecable, SA(a) ...................................        38,500       881,663
Zeltia, SA .........................................        66,250       512,358
                                                                     -----------
                                                                       2,770,426
                                                                     -----------
Sweden-2.0%
Atlas Copco AB .....................................        37,200       868,564
Eniro AB ...........................................        65,000       451,029
Sandvik AB .........................................        29,700       634,966
                                                                     -----------
                                                                       1,954,559
                                                                     -----------
Switzerland-2.0%
Converium Holding AG(a) ............................        20,000       907,557
Serono SA -B .......................................           430       342,719
SEZ Holding AG .....................................         5,500       239,979
Unique Zurich Airport ..............................         9,100       529,409
                                                                     -----------
                                                                       2,019,664
                                                                     -----------
Thailand-0.5%
Advanced Info Service Public Co., Ltd. .............       530,000       526,570
CMIC Finance & Security Public Co.(a)(b) ...........       110,000             0
                                                                     -----------
                                                                         526,570
                                                                     -----------
United Kingdom-6.5%
Autonomy Corp. Plc(a) ..............................       156,400       772,984
easyJet Plc(a) .....................................       104,275       758,321
Energis Plc(a) .....................................       279,000        71,901
Friends Provident Plc(a) ...........................       262,600       752,759
Lattice Group Plc ..................................       481,223     1,117,835
Matalan Plc ........................................       183,600       976,768
NDS Group Plc (ADR)(a) .............................        41,400       944,334
Wetherspoon (J.D.) Plc .............................       100,000       526,713
WPP Group Plc ......................................        51,400       500,816
                                                                     -----------
                                                                       6,422,431
                                                                     -----------
Total Foreign Investments
   (cost $58,492,474) ..............................                  43,841,419
                                                                     -----------

Total Common & Preferred Stocks
   (cost $112,806,641) .............................                  95,388,843
                                                                     -----------


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 17

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                         Principal
                                                            Amount
                                                             (000)  U.S. $ Value
--------------------------------------------------------------------------------

Short-Term Investment-3.0%
Time Deposit-3.0%
State Street Euro Dollar
   1.25%, 2/01/02
   (cost $2,979,000) ...............................   $     2,979   $ 2,979,000
                                                                     -----------

Total Investments-99.7%
   (cost $115,785,641) .............................                  98,367,843
Other assets less liabilities-0.3% .................                     258,858
                                                                     -----------

Net Assets-100% ....................................                 $98,626,701
                                                                     ===========

(a)   Non-income producing security.
(b)   Illiquid security, valued at fair market value (see Note A).

      Glossary:

      ADR - American Depositary Receipt.

      See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE GLOBAL SMALL CAP FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
January 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $115,785,641) ...    $  98,367,843(a)
Cash ......................................................            7,700
Collateral held for securities loaned .....................        4,604,047
Receivable for capital stock sold .........................        1,975,650
Receivable for investment securities sold and foreign
   currency contracts .....................................          549,724
Dividends and interest receivable .........................           21,047
                                                               -------------
Total assets ..............................................      105,526,011
                                                               -------------
Liabilities
Payable for collateral received on securities loaned ......        4,604,047
Payable for investment securities purchased and
   foreign currency contracts .............................        1,808,582
Management fee payable ....................................           84,486
Payable for capital stock redeemed ........................           82,461
Distribution fee payable ..................................           46,474
Accrued expenses and other liabilities ....................          273,260
                                                               -------------
Total liabilities .........................................        6,899,310
                                                               -------------
Net Assets ................................................    $  98,626,701
                                                               =============
Composition of Net Assets
Capital stock, at par .....................................    $     132,966
Additional paid-in capital ................................      158,221,083
Accumulated net investment loss ...........................       (1,674,615)
Accumulated net realized loss on investment and
   foreign currency transactions ..........................      (40,626,502)
Net unrealized depreciation of investments and
   foreign currency denominated assets and liabilities ....      (17,426,231)
                                                               -------------
                                                               $  98,626,701
                                                               =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($63,555,529 / 8,150,055 shares of capital stock
   issued and outstanding) ................................            $7.80
Sales charge--4.25% of public offering price ..............              .35
                                                                       -----
Maximum offering price ....................................            $8.15
                                                                       =====
Class B Shares
Net asset value and offering price per share
   ($28,645,407 / 4,212,473 shares of capital stock
   issued and outstanding) ................................            $6.80
                                                                       =====
Class C Shares
Net asset value and offering price per share
   ($5,996,460 / 879,864 shares of capital stock
   issued and outstanding) ................................            $6.82
                                                                       =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($429,305 / 54,256 shares of capital stock
   issued and outstanding) ................................            $7.91
                                                                       =====

(a)  Includes securities on loan with a value of $4,422,464 (see Note E).

     See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 19

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $13,053) ....................                       $    152,413
Expenses
Advisory fee ...............................     $    512,283
Distribution fee-Class A ...................           97,218
Distribution fee-Class B ...................          151,637
Distribution fee-Class C ...................           34,237
Transfer agency ............................          351,232
Custodian ..................................          104,397
Administrative .............................           74,888
Printing ...................................           73,692
Audit and legal ............................           42,320
Registration ...............................           24,357
Directors' fees ............................            8,947
Miscellaneous ..............................            7,774
                                                 ------------
Total expenses .............................        1,482,982
Less: expense offset arrangement
   (see Note B) ............................          (15,501)
                                                 ------------
Net expenses ...............................                          1,467,481
                                                                   ------------
Net investment loss ........................                         (1,315,068)
                                                                   ------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized loss on investment
   transactions ............................                        (22,912,101)
Net realized loss on foreign currency
   transactions ............................                           (110,337)
Net change in unrealized
   appreciation/depreciation of:
   Investments .............................                         11,546,438
   Foreign currency denominated assets
     and liabilities .......................                             (5,972)
                                                                   ------------
Net loss on investment and foreign
   currency transactions ...................                        (11,481,972)
                                                                   ------------
Net Decrease in Net Assets from
   Operations ..............................                       $(12,797,040)
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
20 o ALLIANCE GLOBAL SMALL CAP FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                               Six Months Ended      Year Ended
                                               January 31, 2002       July 31,
                                                  (unaudited)           2001
                                               ================    ==============
Increase (Decrease) in Net Assets from
Operations
Net investment loss ........................   $     (1,315,068)   $   (2,559,876)
Net realized loss on investment and
   foreign currency transactions ...........        (23,022,438)      (17,215,613)
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currency denominated assets
   and liabilities .........................         11,540,466       (46,126,538)
                                               ----------------    --------------
Net decrease in net assets from
   operations ..............................        (12,797,040)      (65,902,027)
Distributions to Shareholders from:
Distributions in excess of net realized gain
   on investments
   Class A .................................                 -0-      (13,477,559)
   Class B .................................                 -0-       (8,166,833)
   Class C .................................                 -0-       (2,126,095)
   Advisor Class ...........................                 -0-          (79,284)
Capital Stock Transactions
Net increase (decrease) ....................         (8,121,633)        3,225,731
                                               ----------------    --------------
Total decrease .............................        (20,918,673)      (86,526,067)
Net Assets
Beginning of period ........................        119,545,374       206,071,441
                                               ----------------    --------------
End of period ..............................   $     98,626,701    $  119,545,374
                                               ================    ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
January 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Global Small Cap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued


--------------------------------------------------------------------------------
22 o ALLIANCE GLOBAL SMALL CAP FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accor-


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 23

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

dance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Management Fees and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Manager") a management fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $74,888 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the six months ended January 31, 2002.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Manager, in accordance with a Services Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $224,526 for the six months ended January 31, 2002.

For the six months ended January 31, 2002, the Fund's expenses were reduced by $15,501 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Manager, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $6,611 from the sales of Class A shares and $499, $22,517 and $388 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2002, amounted to $115,808, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Manager.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reim-


--------------------------------------------------------------------------------
24 o ALLIANCE GLOBAL SMALL CAP FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

bursed by the Fund in the amount of $3,808,259 and $1,070,589 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $35,958,474 and $47,947,505, respectively, for the six months ended January 31, 2002. There were no purchases or sales of U.S. government and government agency obligations for the six months ended January 31, 2002.

At January 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $9,593,169 and gross unrealized depreciation of investments was $27,010,967, resulting in net unrealized depreciation of $17,417,798, excluding foreign currency transactions.

Capital and currency losses incurred after October 31 (post-October losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer post October net capital and currency losses of $15,258,119 and $363,924, respectively, during the current fiscal year 2001. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to shareholders until they exceed available loss carryovers.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 25

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

There were no forward exchange currency contracts outstanding at January 31, 2002.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. UBS/ PaineWebber will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2002, the Fund had loaned securities with a value of $4,422,464 and received cash collateral of $4,604,047. For the six months ended January 31, 2002, the Fund received fee income of $15,569 which is included in dividends income in the accompanying statement of operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


--------------------------------------------------------------------------------
26 o ALLIANCE GLOBAL SMALL CAP FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                    ------------------------------------    ------------------------------------
                                   Shares                                  Amount
                    ------------------------------------    ------------------------------------
                    Six Months Ended          Year Ended    Six Months Ended          Year Ended
                    January 31, 2002            July 31,    January 31, 2002            July 31,
                         (unaudited)                2001         (unaudited)                2001
                    ----------------------------------------------------------------------------
Class A
Shares sold                2,946,020           7,875,171    $     22,803,166    $     84,191,462
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                   -0-            952,614                  -0-         11,383,713
------------------------------------------------------------------------------------------------
Shares converted
  from Class B                65,304              41,838             514,454             486,387
------------------------------------------------------------------------------------------------
Shares redeemed           (3,399,985)         (8,306,180)        (26,600,486)        (89,665,557)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                (388,661)            563,443    $     (3,282,866)   $      6,396,005
================================================================================================

Class B
Shares sold                  282,249           1,002,125    $      1,940,164    $     10,481,725
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                   -0-            720,334                  -0-          7,585,133
------------------------------------------------------------------------------------------------
Shares converted
  to Class A                 (74,792)            (47,288)           (514,454)           (486,387)
------------------------------------------------------------------------------------------------
Shares redeemed             (633,538)         (1,828,208)         (4,308,186)        (17,672,131)
------------------------------------------------------------------------------------------------
Net decrease                (426,081)           (153,037)   $     (2,882,476)   $        (91,660)
================================================================================================

Class C
Shares sold                  294,621             694,036    $      1,999,060    $      6,503,872
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                   -0-            194,783                  -0-          2,054,966
------------------------------------------------------------------------------------------------
Shares redeemed             (536,632)         (1,204,958)         (3,648,994)        (12,050,591)
------------------------------------------------------------------------------------------------
Net decrease                (242,011)           (316,139)   $     (1,649,934)   $     (3,491,753)
================================================================================================

Advisor Class
Shares sold                      998              63,397    $          7,930    $        631,908
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                   -0-              5,971                  -0-             72,250
------------------------------------------------------------------------------------------------
Shares redeemed              (36,772)            (25,588)           (314,287)           (291,019)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                 (35,774)             43,780    $       (306,357)   $        413,139
================================================================================================


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 27

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Manager, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2002.

NOTE H

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


--------------------------------------------------------------------------------
28 o ALLIANCE GLOBAL SMALL CAP FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------
                                                                Class A
                                  -----------------------------------------------------------------------
                                   Six Months
                                        Ended
                                  January 31,                         Year Ended July 31,
                                         2002       -----------------------------------------------------
                                  (unaudited)          2001         2000       1999       1998       1997
                                  -----------------------------------------------------------------------
Net asset value,
  beginning of period .........        $ 8.74       $ 15.13     $  11.66    $ 12.14    $ 12.87    $ 11.61
                                  -----------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........          (.09)         (.15)        (.16)      (.08)      (.11)      (.15)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................          (.85)        (4.51)        3.83        .76        .37       2.97
                                  -----------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          (.94)        (4.66)        3.67        .68        .26       2.82
                                  -----------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gain on investments             -0-           -0-        (.20)     (1.16)      (.99)     (1.56)
Distributions in excess of net
  realized gain on investments             -0-        (1.73)          -0-        -0-        -0-        -0-
                                  -----------------------------------------------------------------------
Total distributions ...........            -0-        (1.73)        (.20)     (1.16)      (.99)     (1.56)
                                  -----------------------------------------------------------------------
Net asset value, end of period         $ 7.80       $  8.74     $  15.13    $ 11.66    $ 12.14    $ 12.87
                                  =======================================================================
Total Return
Total investment return based
  on net asset value(b)  ......        (10.76)%      (33.85)%      31.81%      7.51%      2.49%     26.47%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............        $3,556       $74,639     $120,687    $77,164    $82,843    $85,217
Ratio to average net assets of:
  Expenses(c) .................          2.61%(d)      2.14%        2.02%      2.37%      2.16%      2.41%
  Net investment loss .........         (2.28)%(d)    (1.33)%      (1.07)%     (.79)%     (.88)%    (1.25)%
Portfolio turnover rate .......            36%          121%         133%       120%       113%       129%

See footnote summary on page 33.


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 29

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------
                                                                Class B
                                  -----------------------------------------------------------------------
                                   Six Months
                                        Ended
                                  January 31,                         Year Ended July 31,
                                         2002       -----------------------------------------------------
                                  (unaudited)          2001         2000       1999       1998       1997
                                  -----------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  7.65       $ 13.59      $ 10.57    $ 11.20    $ 12.03    $ 11.03
                                  -----------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........          (.11)         (.21)        (.24)      (.15)      (.18)      (.21)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................          (.74)        (4.00)        3.46        .68        .34       2.77
                                  -----------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          (.85)        (4.21)        3.22        .53        .16       2.56
                                  -----------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gain on investments             -0-           -0-        (.20)     (1.16)      (.99)     (1.56)
Distributions in excess of net
  realized gain on investments             -0-        (1.73)          -0-        -0-        -0-        -0-
                                  -----------------------------------------------------------------------
Total distributions ...........            -0-        (1.73)        (.20)     (1.16)      (.99)     (1.56)
                                  -----------------------------------------------------------------------
Net asset value,
  end of period ...............       $  6.80       $  7.65      $ 13.59    $ 10.57    $ 11.20    $ 12.03
                                  =======================================================================
Total Return
Total investment return based
  on net asset value(b)  ......        (11.11)%      (34.44)%      30.82%      6.74%      1.80%     25.42%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $28,645       $35,500      $65,097    $30,205    $38,827    $31,946
Ratio to average net assets of:
  Expenses(c) .................          3.40%(d)      2.90%        2.76%      3.14%      2.88%      3.11%
  Net investment loss .........         (3.08)%(d)    (2.10)%      (1.82)%    (1.59)%    (1.58)%    (1.92)%
Portfolio turnover rate .......            36%          121%         133%       120%       113%       129%

See footnote summary on page 33.


--------------------------------------------------------------------------------
30 o ALLIANCE GLOBAL SMALL CAP FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------
                                                                Class C
                                  -----------------------------------------------------------------------
                                   Six Months
                                        Ended
                                  January 31,                         Year Ended July 31,
                                         2002       -----------------------------------------------------
                                  (unaudited)          2001         2000       1999       1998       1997
                                  -----------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  7.67       $ 13.62      $ 10.59    $ 11.22    $ 12.05    $ 11.05
                                  -----------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........          (.11)         (.21)        (.24)      (.16)      (.19)      (.22)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................          (.74)        (4.01)        3.47        .69        .35       2.78
                                  -----------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          (.85)        (4.22)        3.23        .53        .16       2.56
                                  -----------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gain on investments             -0-           -0-        (.20)     (1.16)      (.99)     (1.56)
Distributions in excess of net
  realized gain on investments             -0-        (1.73)          -0-        -0-        -0-        -0-
                                  -----------------------------------------------------------------------
Total distributions ...........            -0-        (1.73)        (.20)     (1.16)      (.99)     (1.56)
                                  -----------------------------------------------------------------------
Net asset value,
  end of period ...............       $  6.82       $  7.67      $ 13.62    $ 10.59    $ 11.22    $ 12.05
                                  =======================================================================
Total Return
Total investment return based
  on net asset value(b)  ......        (11.08)%      (34.43)%      30.86%      6.72%      1.79%     25.37%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $ 5,996       $ 8,609      $19,580    $ 7,058    $ 9,471    $ 8,718
Ratio to average net assets of:
  Expenses(c) .................          3.41%(d)      2.89%        2.75%      3.15%      2.88%      3.10%
  Net investment loss .........         (3.09)%(d)    (2.12)%       1.80)%    (1.61)%    (1.59)%    (1.93)%
Portfolio turnover rate .......            36%          121%         133%       120%       113%       129%

See footnote summary on page 33.


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 31

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------
                                                                Advisor Class
                                  -----------------------------------------------------------------------
                                   Six Months
                                        Ended                                                  October 2,
                                  January 31,                   Year Ended July 31,            1966(e) to
                                         2002       ------------------------------------------   July 31,
                                  (unaudited)          2001         2000       1999       1998       1997
                                  -----------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  8.86       $ 15.28       $11.74     $12.20     $12.89     $12.56
                                  -----------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........          (.08)         (.11)        (.12)      (.07)      (.07)      (.08)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................          (.87)        (4.58)        3.86        .77        .37       1.97
                                  -----------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          (.95)        (4.69)        3.74        .70        .30       1.89
                                  -----------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gain on investments             -0-           -0-        (.20)     (1.16)      (.99)     (1.56)
Distributions in excess of net
  realized gain on investments             -0-        (1.73)          -0-        -0-        -0-        -0-
                                  -----------------------------------------------------------------------
Total distributions ...........            -0-        (1.73)        (.20)     (1.16)      (.99)     (1.56)
                                  -----------------------------------------------------------------------
Net asset value,
  end of period ...............       $  7.91       $  8.86       $15.28     $11.74     $12.20     $12.89
                                  =======================================================================
Total Return
Total investment return based
  on net asset value(b)  ......        (10.72)%      (33.71)%      32.19%      7.63%      2.82%     17.08%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $   429       $   797       $  707     $  189     $  392     $  333
Ratio to average net assets of:
  Expenses(c) .................          2.31%(d)      1.83%        1.69%      2.13%      1.87%      2.05%(d)
  Net investment loss .........         (1.98)%(d)    (1.03)%       (.76)%     (.63)%     (.57)%     (.84)%(d)
Portfolio turnover rate .......            36%          121%         133%       120%       113%       129%

See footnote summary on page 33.


--------------------------------------------------------------------------------
32 o ALLIANCE GLOBAL SMALL CAP FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                  Six Months
                       Ended                                     Period
                 January 31,          Year Ended July 31,         Ended
                     2002(d)   -----------------------------   July 31,
                 (unaudited)    2001    2000    1999    1998       1997
      -----------------------------------------------------------------
      Class A          2.58%   2.13%   2.01%   2.33%   2.14%      2.38%
      Class B          3.37%   2.89%   2.75%   3.11%   2.86%      3.08%
      Class C          3.38%   2.88%   2.74%   3.12%   2.85%      3.08%
      Advisor Class    2.28%   1.82%   1.68%   2.10%   1.84%      2.04%(d)

(d)   Annualized.

(e)   Commencement of distribution.


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 33

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization or market capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

equity

Another term for stock.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.


--------------------------------------------------------------------------------
34 o ALLIANCE GLOBAL SMALL CAP FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL

The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $455 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 41 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 640 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 12/31/01.


--------------------------------------------------------------------------------
                                             ALLIANCE GLOBAL SMALL CAP FUND o 35

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
36 o ALLIANCE GLOBAL SMALL CAP FUND
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                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Bruce Aronow, Vice President
Thomas Bardong, Vice President
Mark Breedon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672


(1)   Member of the Audit Committee.


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                                             ALLIANCE GLOBAL SMALL CAP FUND o 37

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


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38 o ALLIANCE GLOBAL SMALL CAP FUND
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NOTES


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                                             ALLIANCE GLOBAL SMALL CAP FUND o 39

NOTES


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40 o ALLIANCE GLOBAL SMALL CAP FUND

Alliance Global Small Cap Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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